100 Summer Street Floor 7 Mail Stop SUM0703 Boston, MA 02111

September 21, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Office of Filings, Information & Consumer Services

RE:	Avenue Mutual Funds Trust (“Registrant”)
File No. 333-180165

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the Registrant.  The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing submitted via EDGAR on September 8, 2016 (Accession No.: 0001104659-16-143690).

If you have any questions, please contact me at (617) 662-3968.

/s/ Rebecca D. Gilding
Rebecca D. Gilding
Vice President and Counsel

cc:                                E. Barrios